SHORT TERM DEBT	0 Months Ended
Dec. 31, 2014
Short Term Debt [Abstract]
Short Term Debt
NOTE 9—SHORT-TERM DEBT:

a.	Short-term debt:	December 31,
		2014	2013

		(U.S. $ in millions)
	Banks and financial institutions	$46	$458
	Convertible debentures (see note 13)	530	530
	Current maturities of long-term liabilities	1,185	816
	Total	$1,761	$1,804

<>Short-term debt has an earliest date of repayment within 12 months.

Bank loans had a weighted average interest rate of 1.1% and 0.9% at December 31, 2014 and 2013, respectively.

b.       Line of credit:

In December 2012, the Company entered into a five-year $3.0 billion unsecured syndicated credit facility, which replaced the previous $2.5 billion facility. As of December 31, 2014, the credit facility remained unutilized.